AIRCRAFT - Aircraft Lease Payment Deferrals (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
AIRCRAFT - Owned and Leased
Aircraft Lease Payment Deferrals	$ 0	$ 7,569
Finance leases
AIRCRAFT - Owned and Leased
Aircraft Lease Payment Deferrals		2,133
Operating leases
AIRCRAFT - Owned and Leased
Aircraft Lease Payment Deferrals		$ 5,436